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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Financial Officer
Phone:     (416) 363-5854  x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                Toronto, Ontario                November 9, 2006
-----------------------         ------------------------------------------------
      [Signature]                 [City, State]                      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $4,555,007.60

                                         (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number               Name
1       28-______________________          Leith Wheeler Investment Counsel Ltd.

                           FORM 13F INFORMATION TABLE


COLUMN 1              COLUMN 2  COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
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                      TITLE
                       OF                      VALUE       SHRS OR    SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER        CLASS     CUSIP         (X1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED     NONE
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3M COMPANY            COMMON     88579Y101    1,116.30     15,000.00 SH         DEFINED                  15,000.00
3M COMPANY            COMMON     88579Y102   17,220.79    231,400.00 SH         SOLE                    185,000.00        46,400.00
AIR PRODS & CHEMS     COMMON     009158106    7,632.55    115,000.00 SH         SOLE                     73,100.00        41,900.00
AMERN INTL GROUP INC  COMMON     026874107   17,251.45    260,360.00 SH         DEFINED                 260,360.00
AMERN INTL GROUP INC  COMMON     026874107   85,769.02  1,294,430.00 SH         SOLE                  1,045,160.00       249,270.00
ANALOGIC CORP         COMMON     032657207    4,367.33     85,100.00 SH         DEFINED                  85,100.00
ANALOGIC CORP         COMMON     032657207   15,694.22    305,811.00 SH         SOLE                    245,861.00        59,950.00
APACHE CORP           COMMON     037411105    6,436.92    101,850.00 SH         DEFINED                 101,850.00
APACHE CORP           COMMON     037411105   27,416.16    433,800.00 SH         SOLE                    352,100.00        81,700.00
APPLIED MATERIALS     COMMON     038222105    3,362.49    189,650.00 SH         DEFINED                 189,650.00
APPLIED MATERIALS     COMMON     038222105   14,345.34    809,100.00 SH         SOLE                    555,600.00       253,500.00
BEMIS INC             COMMON     081437105   10,291.75    313,200.00 SH         DEFINED                 313,200.00
BEMIS INC             COMMON     081437105   50,933.00  1,550,000.00 SH         SOLE                  1,250,200.00       299,800.00
BERKSHIRE
HATHAWAY-
CLASS B               CLASS B    084670207  141,303.31     44,519.00  SH         DEFINED                  37,594.00         6,925.00
BORG WARNER INC       COMMON     099724106    2,464.03     43,100.00  SH         DEFINED                  43,100.00
BORG WARNER INC       COMMON     099724106   17,791.30    311,200.00  SH         SOLE                    249,700.00        61,500.00
BRISTOL MYERS SQUIBB  COMMON     110122108   15,845.38    635,850.00  SH         DEFINED                 635,850.00
BRISTOL MYERS SQUIBB  COMMON     110122108   79,611.92  3,194,700.00  SH         SOLE                  2,609,800.00       584,900.00
CALLAWAY GOLF CO      COMMON     131193104    2,645.60    201,800.00  SH         DEFINED                 201,800.00
CALLAWAY GOLF CO      COMMON     131193104   13,719.62  1,046,500.00  SH         SOLE                    861,900.00       184,600.00
CARNIVAL CORP         COMMON
                      (PAIRED
                      STOCK)     143658300   11,913.87    253,325.00  SH         DEFINED                 253,325.00
CARNIVAL CORP         COMMON
                      (PAIRED
                      STOCK)     143658300   74,859.25  1,591,734.00  SH         SOLE                  1,311,428.00       280,306.00
CEMEX S A B           ADR (10
                      ORD SHRS)  151290889  327,200.43  10,877,674.00 SH         SOLE                 10,119,340.00       758,334.00
CENTRAL STL & WIRE    COMMON     155411101      240.77        384.00  SH         SOLE                            --           384.00
CHEMTURA CORP         COMMON     163893100      111.78     12,893.00  SH         SOLE                     12,227.00           666.00
CITIGROUP INC         COMMON     172967101   16,034.37    322,818.00  SH         DEFINED                 322,818.00
CITIGROUP INC         COMMON     172967101   84,426.09  1,699,738.00  SH         SOLE                  1,386,297.00       313,441.00
COLUMBIA SPORTSWEAR   COMMON     198516106    3,450.29     61,800.00  SH         DEFINED                  61,800.00
COLUMBIA SPORTSWEAR   COMMON     198516106   20,405.70    365,497.00  SH         SOLE                    301,300.00        64,197.00
CRANE CO              COMMON     224399105   10,044.54    240,300.00  SH         DEFINED                 240,300.00
CRANE CO              COMMON     224399105   43,003.84  1,028,800.00  SH         SOLE                    847,690.00       181,110.00
EMERSON ELEC CO       COMMON     291011104    7,320.98     87,300.00  SH         DEFINED                  87,300.00
EMERSON ELEC CO       COMMON     291011104   25,753.41    307,100.00  SH         SOLE                    239,000.00        68,100.00
GANNETT INC           COMMON     364730101   19,856.40    349,400.00  SH         DEFINED                 349,400.00
GANNETT INC           COMMON     364730101   88,419.52  1,555,860.00  SH         SOLE                  1,241,370.00       314,490.00
GRANITE CONSTR INC    COMMON     387328107    1,595.17     29,900.00  SH         DEFINED                  29,900.00
GRANITE CONSTR INC    COMMON     387328107   11,193.31    209,809.00  SH         SOLE                    165,122.00        44,687.00
HARLEY DAVIDSON INC   COMMON     412822108    9,729.39    155,050.00  SH         DEFINED                 155,050.00
HARLEY DAVIDSON INC   COMMON     412822108   34,054.43    542,700.00  SH         SOLE                    456,500.00        86,200.00
HASBRO INC            COMMON     418056107    7,874.91    346,150.00  SH         DEFINED                 346,150.00
HASBRO INC            COMMON     418056107   48,448.40  2,129,600.00  SH         SOLE                  1,699,100.00       430,500.00
HEWLETT PACKARD CO    COMMON     428236103    6,410.37    174,717.00  SH         DEFINED                 174,717.00
HEWLETT PACKARD CO    COMMON     428236103   30,354.06    827,310.00  SH         SOLE                    663,164.00       164,146.00
HOME DEPOT INC        COMMON     437076102    8,933.30    246,300.00  SH         DEFINED                 246,300.00
HOME DEPOT INC        COMMON     437076102   43,103.27  1,188,400.00  SH         SOLE                    966,000.00       222,400.00
HONG KONG LAND HLD    USD0.10
                      (SING
                      QUOTE)       6434915  414,141.15  7,523,000.00  SH         SOLE                  6,375,000.00     1,148,000.00
HUBBELL INC           CLASS B    443510201    4,850.83    101,270.00  SH         DEFINED                 101,270.00
HUBBELL INC           CLASS B    443510201   29,357.91    612,900.00  SH         SOLE                    433,200.00       179,700.00
INTEL CORP            COMMON     458140100    8,551.98    415,750.00  SH         DEFINED                 415,750.00
INTEL CORP            COMMON     458140100   49,072.42  2,385,620.00  SH         SOLE                  1,929,570.00       456,050.00
JOHNSON & JOHNSON     COMMON     478160104    7,605.77    117,120.00  SH         DEFINED                 117,120.00
JOHNSON & JOHNSON     COMMON     478160104   27,502.09    423,500.00  SH         SOLE                    348,500.00        75,000.00
JPMORGAN CHASE & CO   COMMON     46625H100    9,248.77    196,950.00  SH         DEFINED                 196,950.00
JPMORGAN CHASE & CO   COMMON     46625H100   50,298.86  1,071,100.00  SH         SOLE                    864,600.00       206,500.00
KAYDON CORP           COMMON     486587108    2,084.23     56,300.00  SH         DEFINED                  56,300.00
KAYDON CORP           COMMON     486587108   14,321.08    386,847.00  SH         SOLE                    287,300.00        99,547.00
KEMET CORP            COMMON     488360108    5,347.18    662,600.00  SH         DEFINED                 662,600.00
KEMET CORP            COMMON     488360108   30,691.02  3,803,100.00  SH         SOLE                  3,039,000.00       764,100.00
LEGGETT & PLATT INC   COMMON     524660107   15,547.38    621,150.00  SH         DEFINED                 621,150.00
LEGGETT & PLATT INC   COMMON     524660107   75,713.25  3,024,900.00  SH         SOLE                  2,440,000.00       584,900.00
LENNAR CORP           CLASS B    526057302    2,033.77     48,400.00  SH         DEFINED                  48,400.00
LENNAR CORP           CLASS B    526057302      260.52      6,200.00  SH         SOLE                      6,200.00               --
LIZ CLAIBORNE INC     COMMON     539320101   11,027.24    279,100.00  SH         DEFINED                 279,100.00
LIZ CLAIBORNE INC     COMMON     539320101   56,357.06  1,426,400.00  SH         SOLE                  1,176,300.00       250,100.00
MARKEL CORP           COMMON     570535104   20,798.29     50,646.00  SH         DEFINED                  50,646.00
MARKEL CORP           COMMON     570535104  108,820.79    264,990.00  SH         SOLE                    212,110.00        52,880.00
MASCO CORP            COMMON     574599106    5,134.40    187,250.00  SH         DEFINED                 187,250.00
MASCO CORP            COMMON     574599106   15,996.83    583,400.00  SH         SOLE                    503,190.00        80,210.00
MATTEL INC            COMMON     577081102   11,232.94    570,200.00  SH         DEFINED                 570,200.00
MATTEL INC            COMMON     577081102   46,458.51  2,358,300.00  SH         SOLE                  1,909,700.00       448,600.00
MERCANTILE BANKSHARE  COMMON     587405101    7,931.34    218,675.00  SH         DEFINED                 218,675.00
MERCANTILE BANKSHARE  COMMON     587405101   38,917.71  1,073,000.00  SH         SOLE                    900,500.00       172,500.00
MERCK & CO INC        COMMON     589331107   20,569.76    490,925.00  SH         DEFINED                 490,925.00
MERCK & CO INC        COMMON     589331107   93,604.60  2,234,000.00  SH         SOLE                  1,823,900.00       410,100.00
MICROSOFT CORP        COMMON     594918104   17,363.97    634,880.00  SH         DEFINED                 634,880.00
MICROSOFT CORP        COMMON     594918104   67,595.62  2,471,500.00  SH         SOLE                  2,019,500.00       452,000.00
MOLEX INC             CLASS A    608554200    5,374.20    163,300.00  SH         DEFINED                 163,300.00
MOLEX INC             CLASS A    608554200   20,838.61    633,200.00  SH         SOLE                    470,200.00       163,000.00
PETROLEO BRASILEIRO-  ADR-ORD
ORD                   SHARES     71654V408  295,854.93  3,529,225.00  SH         SOLE                  3,259,525.00       269,700.00
PETROLEO BRASILEIRO-  ADR-PREF
PREF                  SHARES     71654V101    2,715.20     36,280.00  SH         SOLE                     36,280.00               --
PFIZER INC            COMMON     717081103   14,954.74    527,318.00  SH         DEFINED                 527,318.00
PFIZER INC            COMMON     717081103   71,652.84  2,526,546.00  SH         SOLE                  2,028,409.00       498,137.00
POSCO                 SP ADR     693483109   96,174.32  1,481,200.00  SH         SOLE                  1,379,900.00       101,300.00
REGAL BELOIT CORP     COMMON     758750103    4,578.38    105,250.00  SH         DEFINED                 105,250.00
REGAL BELOIT CORP     COMMON     758750103   17,226.00    396,000.00  SH         SOLE                    296,800.00        99,200.00
RYANAIR HLDGS         SP ADR
                      (5 ORD)    783513104   51,277.56    810,200.00  SH         SOLE                    773,500.00        36,700.00
SAMSUNG ELECTRS LTD   GDR 144A
                      (0.5 ORD)  796050888  170,760.96    486,823.00  SH         SOLE                    455,943.00        30,880.00
SANDERSON FARMS       COMMON     800013104    4,585.41    141,700.00  SH         DEFINED                 141,700.00
SANDERSON FARMS INC   COMMON     800013104   16,473.70    509,076.00  SH         SOLE                    405,476.00       103,600.00
SCHERING PLOUGH CORP  COMMON     806605101    8,542.20    386,700.00  SH         SOLE                    291,200.00        95,500.00
SK TELECOM CO LTD     ADR
                      (1/9 ORD)  78440P108  120,175.09  5,085,700.00  SH         SOLE                  4,734,500.00       351,200.00
STANDEX INTL CORP     COMMON     854231107    3,426.45    122,900.00  SH         DEFINED                 122,900.00
STANDEX INTL CORP     COMMON     854231107      451.66     16,200.00  SH         SOLE                     16,200.00               --
STMICROELECTRONICS    ADR
                      (1 ORD
                      SHARE)     861012102  150,084.33  8,695,500.00  SH         SOLE                  8,127,690.00       567,810.00
SUPERIOR INDS INTL    COMMON     868168105    6,260.99    372,900.00  SH         DEFINED                 372,900.00
SUPERIOR INDS INTL    COMMON     868168105   27,261.92  1,623,700.00  SH         SOLE                  1,283,510.00       340,190.00
TELEFONOS DE MEXICO   SP ADR
                      (20 SER L) 879403780  327,854.77  12,816,840.00 SH         SOLE                 12,017,940.00       798,900.00
TELLABS INC           COMMON     879664100    8,254.52    753,150.00  SH         DEFINED                 753,150.00
TELLABS INC           COMMON    879664100    44,064.30  4,020,450.00  SH         SOLE                  3,228,652.00       791,798.00
TIDEWATER INC         COMMON    886423102    11,080.64    250,750.00  SH         DEFINED                 250,750.00
TIDEWATER INC         COMMON    886423102    46,448.11  1,051,100.00  SH         SOLE                    857,800.00       193,300.00
TIFFANY & CO          COMMON    886547108     2,480.04     74,700.00  SH         DEFINED                  74,700.00
TIFFANY & CO          COMMON    886547108       335.32     10,100.00  SH         SOLE                     10,100.00               --
TIMBERLAND CO         CLASS A   887100105     3,043.87    105,800.00  SH         DEFINED                 105,800.00
TIMBERLAND CO         CLASS A   887100105    17,092.26    594,100.00  SH         SOLE                    476,200.00       117,900.00
V F CORP              COMMON    918204108     7,477.38    102,500.00  SH         DEFINED                 102,500.00
V F CORP              COMMON    918204108    65,210.01    893,900.00  SH         SOLE                    729,200.00       164,700.00
VERIZON
COMMUNICATIONS        COMMON    92343V104    27,186.96    732,210.00  SH         SOLE                    620,988.00       111,222.00
VERIZON
COMMUNICATNS          COMMON    92343V104     4,264.38    114,850.00  SH         DEFINED                 114,850.00
WALT DISNEY CO        COMMON    254687106    13,003.84    420,700.00  SH         DEFINED                 420,700.00
WALT DISNEY CO        COMMON    254687106    52,985.92  1,714,200.00  SH         SOLE                  1,359,900.00       354,300.00
WASHINGTON FED INC    COMMON    938824109     2,380.88    106,100.00  SH         DEFINED                 106,100.00
WASHINGTON FED INC    COMMON    938824109    28,457.60  1,268,164.00  SH         SOLE                  1,045,084.00       223,080.00
WELLS FARGO & CO      COMMON    949746101    13,643.48    377,100.00  SH         DEFINED                 377,100.00
WELLS FARGO & CO      COMMON    949746101    52,680.25  1,456,060.00  SH         SOLE                  1,241,760.00       214,300.00
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                                                        4,555,007.60
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